Inventories	12 Months Ended
Dec. 31, 2021
INVENTORIES.
Inventories

10.  INVENTORY

The detail of inventories as of December 31, 2021 and 2020, is as follows:

	As of December 31,
	2021	2020
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	6,130,065	5,207,472
Gas	2,764,539	2,280,335
Oil	3,365,526	2,927,137
Supplies for projects and spare parts	22,131,301	13,468,592
Electrical materials	2,986,344	4,633,965
Total	31,247,710	23,310,029

There are no inventories acting as security for liabilities.

For the years ended December 31, 2021, 2020 and 2019, raw materials and inputs recognized as fuel cost was ThCh$ 374,868,794, ThCh$ 231,176,489 and ThCh$ 230,944,415, respectively. See Note 28.

At the end of 2021, ThCh$46,572,145 impairment adjustments were recorded to coal and diesel oil inventories related to the discontinuity of the Bocamina II plant. For this same reason, at the end of 2020, an impairment of coal and diesel oil inventories was recorded for ThCh$21,574,783. For further information on Bocamina II impairment effects see Note 15.c.iv; and for information on the effects of impairment of raw materials and consumables, see Note 28.